Pension and Non-pension Post-employment Benefit Plans - Expense Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Total expense for the year	$ 810.7	$ 815.2	$ 804.7
Pension Plan
Disclosure of defined benefit plans [line items]
Current service cost	1.9	1.9	1.8
Interest cost	0.5	0.6	(0.8)
Past service cost (credit) and settlement/curtailment losses	(0.8)	0.0	0.1
Plan administrative expenses and other	1.1	1.5	1.3
Post-employment benefit expense, defined benefit plans	2.7	4.0	2.4
Defined contribution pension plan expense	10.6	10.1	9.6
Total expense for the year	13.3	14.1	12.0
Past service cost and settlement/curtailment losses	0.8	0.0	(0.1)
Other benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	3.2	2.6	2.2
Interest cost	2.4	2.6	2.6
Past service cost (credit) and settlement/curtailment losses	2.3	8.0	1.2
Plan administrative expenses and other	0.0	0.0	0.0
Post-employment benefit expense, defined benefit plans	7.9	13.2	6.0
Defined contribution pension plan expense	0.0	0.0	0.0
Total expense for the year	7.9	13.2	6.0
Past service cost and settlement/curtailment losses	$ (2.3)	$ (8.0)	$ (1.2)